Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses			R$ (1,655,870)	R$ (1,158,918)
Costs of raw materials, materials and services			(10,193,836)	(7,942,922)
Logistics cost			(4,583,146)	(3,511,014)
Depreciation, depletion and amortization			(7,410,834)	(5,592,701)
Other			(947,366)	(435,255)
Total	R$ (8,453,761)	R$ (6,847,701)	(24,791,052)	(18,640,810)
Personnel expenses			(281,771)	(236,663)
Services			(184,625)	(165,567)
Logistics cost			(1,077,476)	(890,229)
Depreciation and amortization			(727,420)	(717,720)
Other (2)			(171,801)	(71,608)
Selling	(849,961)	(728,319)	(2,443,093)	(2,081,787)
Personnel expenses			(1,217,486)	(986,136)
Services			(406,502)	(341,444)
Depreciation and amortization			(95,173)	(105,344)
Other (3)			(266,809)	(196,676)
General and administrative	(664,953)	(568,854)	(1,985,970)	(1,629,600)
Results from sales of other products, net			85,309	70,764
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net			(272,228)	(132,693)
Result on fair value adjustment of biological assets			(73,248)	539,003	R$ 1,431,530
Depreciation, amortization and other PPA realizations (4)			7,210	1,719
Provision for judicial liabilities			(155,276)	(113,173)
Other operating income (expenses), net			(1,549)	50,406
Total			(409,782)	416,026
Other operating income, net	R$ (135,667)	R$ (7,945)	(409,782)	416,026
Cost Of Sales , Idle Capacity And Maintenance			R$ (485,199)	R$ (320,212)